Cost of Revenues	12 Months Ended
Dec. 31, 2018
Cost of Revenues [Abstract]
Cost of revenues

Note 15 – Cost of revenues

	For the year ended December 31
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
According to sources of revenue -
Consumables	6	62	195
Support services	-	-	541
Sales of printers	-	228	2,800
Printers rental	13	119	58
Total	19	409	3,594